Loan Servicing (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Participating Mortgage Loan Arrangements
Mortgage loan portfolios serviced	$ 66,105	$ 68,487
FHLMC [Member]
Participating Mortgage Loan Arrangements
Mortgage loan portfolios serviced	64,718	67,429
FHLB [Member]
Participating Mortgage Loan Arrangements
Mortgage loan portfolios serviced	$ 1,387	$ 1,058